Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment results and reconciliation
Noninterest revenue	$ 14,943	$ 12,414	$ 28,259	$ 26,375
Provision for credit losses	1,810	3,363	2,979	10,373
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	16,842	14,631	32,837	30,755
Income before income tax expense	8,127	7,107	16,184	11,644
Income tax expense/(benefit)	2,696	2,312	5,198	3,523
Average common equity	174,077	159,069	171,759	157,590
Average assets	2,192,543	2,043,647	2,148,741	2,041,177
Return on average common equity	12.00%	12.00%	13.00%	10.00%
Overhead ratio	63.00%	58.00%	63.00%	58.00%
Net interest income	11,836	12,687	23,741	26,397
Total net revenue	26,779	25,101	52,000	52,772
Net income	5,431	4,795	10,986	8,121
Segment Managed Results Tax Equivalent Adjustment
Noninterest revenue	510	416	961	827
Net interest income	121	96	240	186
Income tax expense	631	512	1,201	1,013
Investment Bank
Segment results and reconciliation
Noninterest revenue	5,233	4,432	11,409	10,623
Net interest income	2,081	1,900	4,138	4,028
Total net revenue	7,314	6,332	15,547	14,651
Provision for credit losses	(183)	(325)	(612)	(787)
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	4,332	4,522	9,348	9,360
Income before income tax expense	3,165	2,135	6,811	6,078
Income tax expense/(benefit)	1,108	754	2,384	2,226
Net income/(loss)	2,057	1,381	4,427	3,852
Average common equity	40,000	40,000	40,000	40,000
Average assets	841,355	710,005	828,662	693,157
Return on average common equity	21.00%	14.00%	22.00%	19.00%
Overhead ratio	59.00%	71.00%	60.00%	64.00%
Retail Financial Services
Segment results and reconciliation
Noninterest revenue	3,115	2,727	4,495	5,250
Net interest income	4,027	4,237	8,113	8,684
Total net revenue	7,142	6,964	12,608	13,934
Provision for credit losses	994	1,545	2,193	5,104
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	5,271	3,945	10,171	7,842
Income before income tax expense	877	1,474	244	988
Income tax expense/(benefit)	494	625	260	435
Net income/(loss)	383	849	(16)	553
Average common equity	25,000	24,600	25,000	24,600
Average assets	287,235	314,020	292,557	319,906
Return on average common equity	6.00%	14.00%	0.00%	5.00%
Overhead ratio	74.00%	57.00%	81.00%	56.00%
Card Services and Auto
Segment results and reconciliation
Noninterest revenue	1,306	1,126	2,353	2,113
Net interest income	3,455	3,936	7,199	8,202
Total net revenue	4,761	5,062	9,552	10,315
Provision for credit losses	944	2,391	1,297	6,077
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	1,988	1,772	3,905	3,519
Income before income tax expense	1,829	899	4,350	719
Income tax expense/(benefit)	719	363	1,706	321
Net income/(loss)	1,110	536	2,644	398
Average common equity	16,000	18,400	16,000	18,400
Average assets	198,044	214,702	201,225	219,812
Return on average common equity	28.00%	12.00%	33.00%	4.00%
Overhead ratio	42.00%	35.00%	41.00%	34.00%
Commercial Banking
Segment results and reconciliation
Noninterest revenue	598	546	1,100	1,046
Net interest income	1,029	940	2,043	1,856
Total net revenue	1,627	1,486	3,143	2,902
Provision for credit losses	54	(235)	101	(21)
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	563	542	1,126	1,081
Income before income tax expense	1,010	1,179	1,916	1,842
Income tax expense/(benefit)	403	486	763	759
Net income/(loss)	607	693	1,153	1,083
Average common equity	8,000	8,000	8,000	8,000
Average assets	143,560	133,309	141,989	133,162
Return on average common equity	30.00%	35.00%	29.00%	27.00%
Overhead ratio	35.00%	36.00%	36.00%	37.00%
Treasury & Securities Services
Segment results and reconciliation
Noninterest revenue	1,183	1,227	2,320	2,373
Net interest income	749	654	1,452	1,264
Total net revenue	1,932	1,881	3,772	3,637
Provision for credit losses	(2)	(16)	2	(55)
Credit allocation income/(expense)	32	(30)	59	(60)
Noninterest expense	1,453	1,399	2,830	2,724
Income before income tax expense	513	468	999	908
Income tax expense/(benefit)	180	176	350	337
Net income/(loss)	333	292	649	571
Average common equity	7,000	6,500	7,000	6,500
Average assets	52,688	42,868	50,294	40,583
Return on average common equity	19.00%	18.00%	19.00%	18.00%
Overhead ratio	75.00%	74.00%	75.00%	75.00%
Asset Management [Member]
Segment results and reconciliation
Noninterest revenue	2,139	1,699	4,159	3,473
Net interest income	398	369	784	726
Total net revenue	2,537	2,068	4,943	4,199
Provision for credit losses	12	5	17	40
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	1,794	1,405	3,454	2,847
Income before income tax expense	731	658	1,472	1,312
Income tax expense/(benefit)	292	267	567	529
Net income/(loss)	439	391	905	783
Average common equity	6,500	6,500	6,500	6,500
Average assets	74,206	63,426	71,577	62,978
Return on average common equity	27.00%	24.00%	28.00%	24.00%
Overhead ratio	71.00%	68.00%	70.00%	68.00%
Corporate/Private Equity
Segment results and reconciliation
Noninterest revenue	1,847	1,103	3,325	2,384
Net interest income	218	747	252	1,823
Total net revenue	2,065	1,850	3,577	4,207
Provision for credit losses	(9)	(2)	(19)	15
Credit allocation income/(expense)	0	0	0	0
Noninterest expense	1,441	1,046	2,003	3,382
Income before income tax expense	633	806	1,593	810
Income tax expense/(benefit)	131	153	369	(71)
Net income/(loss)	502	653	1,224	881
Average common equity	71,577	55,069	69,259	53,590
Average assets	595,455	565,317	562,437	571,579
Return on average common equity	0.00%	0.00%	0.00%	0.00%
Overhead ratio	0.00%	0.00%	0.00%	0.00%
Reconciling Items [Member]
Segment results and reconciliation
Noninterest revenue	(478)	(446)	(902)	(887)
Net interest income	(121)	(96)	(240)	(186)
Total net revenue	(599)	(542)	(1,142)	(1,073)
Provision for credit losses	0	0	0	0
Credit allocation income/(expense)	(32)	30	(59)	60
Noninterest expense	0	0	0	0
Income before income tax expense	(631)	(512)	(1,201)	(1,013)
Income tax expense/(benefit)	(631)	(512)	(1,201)	(1,013)
Net income/(loss)	0	0	0	0
Average common equity	$ 0	$ 0	$ 0	$ 0
Return on average common equity	0.00%	0.00%	0.00%	0.00%
Overhead ratio	0.00%	0.00%	0.00%	0.00%